RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
RELATED-PARTY TRANSACTIONS

NOTE 26. RELATED-PARTY TRANSACTIONS

During 2014, we have outsourced certain development of software to Double2 Network Technology Co., Ltd., an equity-method investee. The operating costs amounted to $113 thousand for the year ended December 31, 2014.